PURCHASES OF EQUITY SECURITIES BY THE ISSUER AND AFFILIATED PURCHASERS (Detail) - € / shares	1 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025
Disclosure of classes of share capital [abstract]
Share Purchase Period	December 1 to December 31, 2025	November 1 to November 30, 2025	October 1 to October 31, 2025	September 1 to September 30, 2025	August 1 to August 31, 2025	July 1 to July 31, 2025	June 1 to June 30, 2025	May 1 to May 31, 2025	April 1 to April 30, 2025	March 1 to March 31, 2025	February 1 to February 29, 2025	January 1 to January 31, 2025
Total number of shares purchased	0	0	0	0	0	0	0	0	0	0	0	0
Average price paid per share	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Total number of shares purchased as part of publicly announced plans or programs	0	0	0	0	0	0	0	0	0	0	0	0
Maximum number (or approximate dollar value) of shares that may yet be purchased under the plans or programs	0	0	0	0	0	0	0	0	0	0	0	0